Provisions - Other Foreign Subsidiaries - Estimated benefit payable (Details) - Other Foreign Countries € in Millions	Dec. 31, 2019 EUR (€)
2020
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	€ 609
2021
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	615
2022
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	629
2023
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	641
2024
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	655
2025 to 2029
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	€ 3,418